UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7614

Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.5% (1.0% of Total Investments)
$ 1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 875,240
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 23.7% (15.9% of Total Investments)
750	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	819,143
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	N/R	1,050,040
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured
2,800	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	2,876,440
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,667,180
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – SYNCORA GTY Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A1	745,682
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	1,751,926
	Building, Series 2004, 5.250%, 5/01/15 – NPFG Insured
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC	6/18 at 100.00	A2	172,004
	Project, Series 2008, 6.000%, 6/15/28
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009B, Trust 3404:
270	16.728%, 3/01/17 (IF)	No Opt. Call	AA	384,048
430	16.755%, 3/01/17 (IF)	No Opt. Call	AA	592,265
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A2	1,254,246
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A3	1,535,624
	2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	Aa3	516,150
	5.000%, 7/01/22 – NPFG Insured
12,355	Total Education and Civic Organizations			13,364,748
	Health Care – 12.1% (8.1% of Total Investments)
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
100	5.000%, 12/01/19	12/14 at 100.00	BBB–	102,304
900	5.250%, 12/01/22	12/14 at 100.00	BBB–	917,136
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
300	5.125%, 2/15/40	No Opt. Call	A+	309,174
1,700	5.250%, 2/15/45	2/41 at 100.00	A+	1,743,265
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	921,870
	2007, 5.250%, 10/01/35
225	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical	8/19 at 100.00	AA	232,344
	Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35
770	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/11 at 100.00	N/R	772,410
	System Inc., Series 1999, 6.700%, 7/01/16
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	Baa1	1,013,180
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
800	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	809,000
	Medical Center, Series 2007, 5.000%, 10/01/33
6,695	Total Health Care			6,820,683
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	947,470
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Housing/Single Family – 1.6% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	911,205
	12/01/22 (Alternative Minimum Tax)
	Materials – 1.8% (1.2% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,015,080
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 32.8% (22.0% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AA+	550,130
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	528,850
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	Aa1	2,035,260
	Medical Center, Series 2002, 5.125%, 1/01/32 – NPFG Insured
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AAA	2,418,603
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aa2	3,073,616
	Center Project, Series 2002, 5.200%, 7/01/32 – NPFG Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aa2	1,158,158
	Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured
905	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose	5/19 at 100.00	AAA	983,237
	Project, Series 2009, 5.375%, 5/01/32 – AGC Insured
100	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	114,985
210	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	243,695
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,189,560
1,800	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	1,964,538
	2/01/36 (UB)
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aa1	1,135,281
	2004, 5.000%, 7/01/20 – NPFG Insured
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,652,525
	5.000%, 2/01/33
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	502,195
	3/01/23 – SYNCORA GTY Insured
17,420	Total Tax Obligation/General			18,550,633
	Tax Obligation/Limited – 20.3% (13.6% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
70	5.250%, 12/01/19 – AGC Insured	No Opt. Call	AAA	77,055
420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AAA	438,064
225	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	248,501
	(Alternative Minimum Tax)
50	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	52,803
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,226,040
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
3,860	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	A	4,340,338
	1993, 5.625%, 10/01/26 – NPFG Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,838,654
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	1,223,430
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
10,225	Total Tax Obligation/Limited			11,444,885
	Transportation – 4.7% (3.1% of Total Investments)
215	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/11 at 100.50	A+	216,580
	(Alternative Minimum Tax)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – AGM Insured	1/15 at 100.00	AAA	2,431,156
2,505	Total Transportation			2,647,736
	U.S. Guaranteed – 17.5% (11.7% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	N/R (4)	817,247
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
2,665	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	AAA	2,817,225
	(Pre-refunded 6/01/11) – AMBAC Insured
500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AAA	507,055
	(Pre-refunded 10/01/10)
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	N/R (4)	1,814,663
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	28,676
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
1,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	1,089,170
2,550	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	Aaa	2,785,059
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured
9,225	Total U.S. Guaranteed			9,859,095
	Utilities – 9.9% (6.6% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	A	1,088,050
	5.000%, 1/01/25 – NPFG Insured
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,110,993
	5.500%, 1/01/20 – FGIC Insured
1,000	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	1,096,910
	5.000%, 11/01/20 – NPFG Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	A	1,069,690
	2003A, 5.000%, 1/01/22 – NPFG Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	1,224,276
	5.000%, 7/01/31
5,175	Total Utilities			5,589,919
	Water and Sewer – 21.8% (14.6% of Total Investments)
190	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/11 at 100.00	A1	190,376
	FGIC Insured
1,225	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,297,557
	AGM Insured
2,490	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AAA	2,667,064
	8/01/35 – AGM Insured
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%,	6/11 at 102.00	AAA	351,656
	6/01/26 – AMBAC Insured
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa2	537,665
150	5.000%, 6/01/37	6/18 at 100.00	Aa2	159,338
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	Aa2	944,032
	Series 2007, 5.000%, 6/01/37 – NPFG Insured
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	790,568
	4/01/37 – AGM Insured
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	Aa2	2,088,450
	FGIC Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AAA	1,242,910
	12/01/21 – AGM Insured
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	Aa2	1,109,470
	2008, 5.500%, 1/01/38
890	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	939,876
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
11,370	Total Water and Sewer			12,318,962
$ 78,870	Total Investments (cost $79,452,678) – 149.4%			84,345,656
	Floating Rate Obligations – (2.1)%			(1,190,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.2)% (5)			(28,340,000)
	Other Assets Less Liabilities – 2.9%			1,635,512
	Net Assets Applicable to Common Shares – 100%			$ 56,451,168

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$84,345,656	$ —	$84,345,656

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $78,238,465.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,108,880
Depreciation	(191,179)
Net unrealized appreciation (depreciation) of investments	$4,917,701

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010